Exhibit 99.17

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300343045	300906	05/09/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file is not signed or dated. No other lender approval in file. Lender approval screen shot does not provide a date. Unable to determine loan approval date.	05/15/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											5/12/2017 - Exception is cleared with the attached screen print from the lender LOS that documents the loan approval date.	Approved	A	A	A	A	A
300343045	300908	05/09/2017	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Missing APN/Parcel ID # on Deed of Trust or included as part of legal description. PIN field was left Blank. Unable to confirm APN on Title documents and appraisal match the APN/PIN on Deed of Trust.	05/15/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											5/12/2017 - Exception is cleared. Property address listed on the Mortgage matches to the Appraisal Report / Title Commitment and the legal description attached to the Mortgage.	Approved	A	A	A	A	A
300343045	300920	05/09/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,650,000 is supported. No post closing CDA provided.	05/15/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											5/11/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,650,000 is supported.	Approved	A	A	A	A	A
300343045	300963	05/09/2017	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Per Gifts of Equity guidelines (pg 66 of 82) the sales price of the property must be fair market value. Subject transaction is not at fair market value.	05/18/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											5/16/2017 - Lender used most conservative approach. GIDE 0001 Exception Cleared;	Approved	A	A	A	A	A
300343045	300965	05/09/2017	Compliance	Missing LE due to Rate Lock	TRID 0159	1	Closed	Rate Lock reflects rate lock date of 2/22/2017. Subsequent LE dated 3/22/2017 was not provided within 3 days of rate lock date.	05/15/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											5/12/2017 - Exception is cleared with the attached LE issued within 3 days of the rate lock date. TRID 0159 Exception Cleared;	Approved	A	A	A	A	A
300343045	300989	05/09/2017	Credit	Minimum required cash investment for transaction not made	CRED 0046	1	Closed	Subject is Non-Arms length purchase with Gift of Equity. Per lender guidelines a minimum of 5% borrower contribution is required.	05/18/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											5/16/2017 - Borrower brought $52,875 to close; borrower also paid $625 for appraisal fee prior to close. Total $53,500 borrower contribution thus satisfies minimum 5% contribution.	Approved	A	A	A	A	A
300343045	300993	05/09/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing documentation from Closing Agent/Tax Assessor confirming proposed taxes based on change of ownership and increase in value.	05/22/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											5/18/2017 - Qualifying property tax payment is based on the best known available information at the time. CRED 0103 Exception Cleared;	Approved	A	A	A	A	A
300343045	300999	05/09/2017	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	1	Closed	Missing credit report. Two supplement were only credit documents provided. Unable to confirm credit depth requirements were met. Review entered debts from 1003 to complete DTI review.	05/15/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											5/12/2017 - Exception is cleared with the attached credit report.	Approved	A	A	A	A	A
300343045	301000	05/09/2017	Credit	Missing Credit Report	CR 0001	1	Closed	Missing credit report used for qualifying. Unable to determine borrower credit scores.	05/15/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											5/12/2017 - Exception is cleared with the attached credit report. CR 0001 Exception Cleared;	Approved	A	A	A	A	A
300343045	301002	05/09/2017	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	2	Acknowledged	UPDATED EXCEPTION: The disclosed finance charge ($605,473.26) is ($4,300.00) below the actual finance charge($609,773.26).
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.

6/28/17 - Received re-disclosed CD, email from lender accounting,  and e-mail acknowledgement from borrower confirming receipt within 60 days of consummation. TRID 0088 Exception Overridden to EV2 level.
												Approved	B	B	B	B	B
300343045	301011	05/09/2017	Compliance	Fees disclosed on the Final Closing Disclosure are Mis-Categorized	TRID 0198	1	Closed	Title fees in Section B, should have been moved back to Section C reflecting borrower chosen fees, not from Provider List.	06/22/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											6/20/2017 - Exception is cleared. Borrower shopped and chosen fees disclosed in section B on the CD did not result in a tolerance violation.	Approved	A	A	A	A	A
300343045	301014	05/09/2017	Credit	Title Issue affecting Lien Position	TITL 0003	1	Closed	Seller Closing Disclosure (pg 326) reflects no payoffs to IRS or payoffs to satisfy Judgments.	05/18/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											5/16/2017 - Exception is cleared with the attached final title policy. TITL 0003 Exception Cleared;	Approved	A	A	A	A	A
300343045	301015	05/09/2017	Credit	Questionable Occupancy	CRED 0015	1	Closed	Lender approved subject as Owner Occupied per 1008. Subject does not appear to be primary residence.	06/01/2017
Verified housing payment history - Verification of rental for current primary reporting on credit report  ; Verified reserves,  24 months of PITI reserves. ; Verified credit history - Oldest tradeline 1/2001, Middle credit score 804 with no history of delinquency.
											5/30/2017 - Exception is cleared with the attached signed employment letter that confirms Borrower is allowed to work outside of the physical office location.	Approved	A	A	A	A	A
300433419	309483	06/12/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence of delivery to borrower of the lenders privacy disclosure.	06/19/2017	Verified employment history - VVOE confirms the borrowers employment. ; Low DTI - 32.79% DTI is below the program maximum of 40%.	6/16/2017 - Exception is cleared with the attached cover letter addressed to borrower with accompanying privacy disclosure and commitment letter.	Approved	A	A	A	A	A
300433419	309486	06/12/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $925,000 is supported. No post closing CDA provided.	06/29/2017	Verified employment history - VVOE confirms the borrowers employment. ; Low DTI - 32.79% DTI is below the program maximum of 40%.	6/13/17 - Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported.	Approved	A	A	A	A	A
300433419	309487	06/12/2017	Property	Missing Appraiser License	APPR 0043	1	Closed	Missing copy of Appraisers License	06/29/2017	Verified employment history - VVOE confirms the borrowers employment. ; Low DTI - 32.79% DTI is below the program maximum of 40%.	6/28/17 - Received appraisers license.	Approved	A	A	A	A	A
300433419	309530	06/12/2017	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing 2015/2016 IRS Transcripts	06/28/2017	Verified employment history - VVOE confirms the borrowers employment. ; Low DTI - 32.79% DTI is below the program maximum of 40%.	6/26/17 - Received copies of 2014, 2015 and 2016 1040 signature pages reflecting borrower signatures.	Approved	A	A	A	A	A
300433419	309540	06/12/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing Final Seller CD or Alta Settlement Statement to support the exclusion of the debt service on non-subject rental property. Settlement statement provided is marked "Estimated".	06/28/2017	Verified employment history - VVOE confirms the borrowers employment. ; Low DTI - 32.79% DTI is below the program maximum of 40%.	6/27/17 - Received executed Seller statement. Exclusion of debt confirmed.	Approved	A	A	A	A	A
300433419	309545	06/12/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	2	Acknowledged	Missing updated HOA billing statement for primary residence. Invoice provided is stale dated.		Verified employment history - VVOE confirms the borrowers employment. ; Low DTI - 32.79% DTI is below the program maximum of 40%.
6/27/17 - Received a response of: HOA is annual. No more recent statement. Lender included the full amount on the statement in qualifying and not 1/12th of amount as stated. CRED 0096 Overridden to EV2.
												Approved	B	B	B	B	B
300433419	309549	06/12/2017	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed	Missing verification of liability for $10,000 with payment due of $236.90 reflected on bank statement.	06/29/2017	Verified employment history - VVOE confirms the borrowers employment. ; Low DTI - 32.79% DTI is below the program maximum of 40%.	6/28/17 - Received lender email that liability is on pre-arranged funeral services with a forward-planning type of payment similar to life insurance.	Approved	A	A	A	A	A
300433419	309584	06/12/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	The Initial Closing Disclosure Received Date of (2017-05-25)is not three business days before the consummation date.	06/28/2017	Verified employment history - VVOE confirms the borrowers employment. ; Low DTI - 32.79% DTI is below the program maximum of 40%.	6/27/17 - Received CD issued 5/19/17.	Approved	A	A	A	A	A
300433419	309585	06/12/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate.	06/28/2017	Verified employment history - VVOE confirms the borrowers employment. ; Low DTI - 32.79% DTI is below the program maximum of 40%.	6/23/17 - Received lender LOS screen print to confirm Intent to Proceed was received via the telephone.	Approved	A	A	A	A	A
300433419	314287	06/26/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Screen print to confirm Intent to Proceed date, the Intent to Proceed is prior to the issuance of the Initial LE in file date issued on 4/7/17.		Verified employment history - VVOE confirms the borrowers employment. ; Low DTI - 32.79% DTI is below the program maximum of 40%.	6/26/17 - TRID 0191 Overridden to EV2 level as immaterial per 19(e)2.	Approved	B	B	B	B	B
300441515	314628	06/27/2017	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No loan approval or 1008 provided in file. No lender approval in file with conditions provided. Unable to determine approved terms of loan, approval date and approving underwriter.	07/05/2017
Verified credit history - 759/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1981. ; Verified reserves - Post closing reserves of $581,229.31, 127 months of verified PITI reserves. 9 months of PITI reserves required.
											6/30/2017 - Exception is cleared with the attached 1008 and screen print from the lenders LOS that documents the loan approval date. APRV 0001 Exception Cleared;	Approved	A	A	A	A	A
300441515	315096	06/28/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,250,000 is supported. No post closing CDA provided.	07/05/2017
Verified credit history - 759/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1981. ; Verified reserves - Post closing reserves of $581,229.31, 127 months of verified PITI reserves. 9 months of PITI reserves required.

6/30/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,250,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300441515	315106	06/28/2017	Compliance	Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums	FLOOD 0006	1	Closed	Missing Flood Certification. Unable to confirm if subject is located in a Flood zone.	07/05/2017
Verified credit history - 759/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1981. ; Verified reserves - Post closing reserves of $581,229.31, 127 months of verified PITI reserves. 9 months of PITI reserves required.
											6/30/2017 - Exception is cleared with the attached flood determination for subject property. Subject is not located in a Special Flood Hazard Area. FLOOD 0006 Exception Cleared;	Approved	A	A	A	A	A
300441515	315111	06/28/2017	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing 2 years of IRS tax transcripts as required per lender guidelines. Signed 4506T provided (pg 21, 522).	07/05/2017
Verified credit history - 759/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1981. ; Verified reserves - Post closing reserves of $581,229.31, 127 months of verified PITI reserves. 9 months of PITI reserves required.
											6/30/2017 - Exception is cleared with the attached 2014/2015/2016 IRS Transcripts for B1/B2. CRED 0091 Exception Cleared;	Approved	A	A	A	A	A
300441515	315120	06/28/2017	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing verbal VOE for coborrower verifying a minimum of 2 yrs of employment with no gaps greater than 30 days as required per Appendix Q.	07/05/2017
Verified credit history - 759/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1981. ; Verified reserves - Post closing reserves of $581,229.31, 127 months of verified PITI reserves. 9 months of PITI reserves required.
											6/30/2017 - Exception is cleared with the attached VVOE for B2 dated within 10 days of consummation that confirms 24+ months employment verification. CRED 0006 Exception Cleared;	Approved	A	A	A	A	A
300441515	315123	06/28/2017	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrower addressing all credit inquiries in past 120 days. Credit report (pg 361) reflects 8 inquiries. Any new credit accounts opened to be fully documented.	07/05/2017
Verified credit history - 759/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1981. ; Verified reserves - Post closing reserves of $581,229.31, 127 months of verified PITI reserves. 9 months of PITI reserves required.
											6/30/2017 - Exception is cleared with the attached borrower signed letter of explanation. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300441515	315125	06/28/2017	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	Borrower has sufficient assets in brokerage accounts, however no evidence of liquidation has been provided. Evidence of liquidation required per lender guidelines.	07/05/2017
Verified credit history - 759/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1981. ; Verified reserves - Post closing reserves of $581,229.31, 127 months of verified PITI reserves. 9 months of PITI reserves required.
											6/30/2017 - Exception is cleared with the attached gift letter, copy of gift check with copy of deposit (REF CRED 0018 Stip 6/30). CRED 0016 Exception Cleared;	Approved	A	A	A	A	A
300441515	315126	06/28/2017	Credit	Gift Funds not Properly Verified	CRED 0018	1	Closed	If Gift funds were used, documentation required. If no gift funds were used, a corrected 1003 should be provided.	07/05/2017
Verified credit history - 759/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1981. ; Verified reserves - Post closing reserves of $581,229.31, 127 months of verified PITI reserves. 9 months of PITI reserves required.
											6/30/2017 - Exception is cleared with the attached gift letter, copy of gift check with copy of deposit. CRED 0018 Exception Cleared;	Approved	A	A	A	A	A
300441515	315129	06/28/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	401k Statements (pg 155) are incomplete. Institution name is not provided. Image is cut off at the top and bottom. Asset documents in file must be complete with name of institution.	07/05/2017
Verified credit history - 759/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1981. ; Verified reserves - Post closing reserves of $581,229.31, 127 months of verified PITI reserves. 9 months of PITI reserves required.
											6/30/2017 - "Incomplete 401K statement was not used in qualification of loan..." ** Agree. 1003 does not list 401K assets, thus asset statements not required. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300491783	315635	06/30/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,115,000 is supported. No post closing CDA provided.	07/06/2017	Verified reserves - Post closing reserves of $129,275.01, 25 months of verified PITI reserves. 12 months of reserves required. Sufficient reserves to also cover 6 months on departing residence.
7/5/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,115,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300491783	315636	06/30/2017	Property	Missing Appraiser License	APPR 0043	1	Closed	Copy of appraisers license (pg 100 of 754) is not legible. Unable to confirm expiration date.	07/06/2017	Verified reserves - Post closing reserves of $129,275.01, 25 months of verified PITI reserves. 12 months of reserves required. Sufficient reserves to also cover 6 months on departing residence.	7/6/2017 - Exception is cleared with the attached copy of the active appraisers license. APPR 0043 Exception Cleared;	Approved	A	A	A	A	A
300491783	315708	06/30/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing verification of PITIA expenses on departing residence. Missing copy of mortgage statement to confirm tax and insurance expenses are being escrowed.	07/05/2017	Verified reserves - Post closing reserves of $129,275.01, 25 months of verified PITI reserves. 12 months of reserves required. Sufficient reserves to also cover 6 months on departing residence.	7/5/2017 - Exception is cleared with the attached printout from servicer that confirms taxes and insurance are being escrowed. CRED 0096 Exception Cleared;	Approved	A	A	A	A	A
300475891	315752	07/01/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $765,000 is supported. No post closing CDA provided.	07/11/2017
Verified credit history - 784/765 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1996. ; Verified reserves - Post closing reserves of $143,368, 35 months of verified PITI reserves. 9 months of PITI reserves required.
											7/5/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $765,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300475891	315753	07/01/2017	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN stated on appraisal (pg 78) does not match APN/PIN stated on Deed of Trust (pg 451) /Tax record (pg 489)	07/11/2017
Verified credit history - 784/765 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1996. ; Verified reserves - Post closing reserves of $143,368, 35 months of verified PITI reserves. 9 months of PITI reserves required.
											7/7/2017 - Exception is cleared with the attached corrected appraisal report. Appraisal report APN corrected to match the Tax Record and security instrument. COLL 0002 Exception Cleared;	Approved	A	A	A	A	A
300475891	315755	07/01/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	2	Acknowledged	Hazard coverage is insufficient to meet the lower of Note amount or cost to rebuild per appraisal. No evidence of extended coverage or Guaranteed replacement coverage noted on evidence of insurance.
Verified credit history - 784/765 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1996. ; Verified reserves - Post closing reserves of $143,368, 35 months of verified PITI reserves. 9 months of PITI reserves required.
											7/5/2017 - Exception is overridden to EV2 with the attached homeowners policy that confirms Home Replacement Cost coverage is included. HAZ 0004 Exception Overridden to EV2;	Approved	B	B	B	B	B
300475891	315758	07/01/2017	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003, Acknowledgement and Agreement Section (pg 531) was not signed by the borrowers.	07/19/2017
Verified credit history - 784/765 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1996. ; Verified reserves - Post closing reserves of $143,368, 35 months of verified PITI reserves. 9 months of PITI reserves required.
											7/11/2017 - Exception is cleared with the attached borrower signed 1003/Application. APP 0002 Exception Cleared;	Approved	A	A	A	A	A
300475891	315763	07/01/2017	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed	The Disclosed Projected Payments Table contains a value of (4097.31), while the Calculated Projected Payments Table has a value of (3989.57).	07/05/2017
Verified credit history - 784/765 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1996. ; Verified reserves - Post closing reserves of $143,368, 35 months of verified PITI reserves. 9 months of PITI reserves required.
											7/5/2017 - Exception is cleared. Disclosed tax payment was calculated using the 2017 proposed value and mill rate as reflected on the tax cert provided in file (pg 489). TRID 0092 Exception Cleared;	Approved	A	A	A	A	A
300475891	315764	07/01/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	Missing evidence that borrower provided an Intent to Proceed.	07/05/2017
Verified credit history - 784/765 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1996. ; Verified reserves - Post closing reserves of $143,368, 35 months of verified PITI reserves. 9 months of PITI reserves required.
											7/5/2017 - Exception is cleared with the attached screen print from the lender LOS that documents the intent to proceed date. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300499636	319999	07/17/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $650,000 is supported. No post closing CDA provided.	07/20/2017
Verified credit history - 786 credit score . Credit report shows no lates.; Verified employment history . ; Verified reserves - Verified assets after closing of $140,990.19 34.28 mos. Only 9 mos reserves are required.

7/19/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300499636	320444	07/18/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	No evidence that borrower was provided with an Initial Closing Disclosure 3 business days prior to consummation.	07/20/2017
Verified credit history - 786 credit score . Credit report shows no lates.; Verified employment history . ; Verified reserves - Verified assets after closing of $140,990.19 34.28 mos. Only 9 mos reserves are required.
											7/19/2017 - Exception is cleared with the attached copy of the initial CD with disclosure tracking. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300477225	320786	07/19/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	No Real Estate Commission stated on Final Closing Disclosure, Sellers Section.
Verified credit history - 786 credit score . Credit report shows no lates.; Verified employment history . ; Verified reserves - Verified assets after closing of $140,990.19 34.28 mos. Only 9 mos reserves are required.

7/24/2017 - Exception is cured with the attache re-disclosed CD, accompanying letter of explanation, with courier receipt to evidence delivery to borrower was completed within 60 days of consummation. TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300477225	320970	07/19/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,000.00 is supported. No post closing CDA provided.	07/21/2017
Verified credit history - 786 credit score . Credit report shows no lates.; Verified employment history . ; Verified reserves - Verified assets after closing of $140,990.19 34.28 mos. Only 9 mos reserves are required.
											Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser.	Approved	A	A	A	A	A
300477225	321007	07/19/2017	Compliance	Last Closing Disclosure Total Interest Percentage (TIP) > System Calculated	TRID 0078	1	Closed	The Last Closing Disclosure Total Interest Percentage (TIP) of (74.689%) is greater than the system calculated TIP of (74.474%).	07/28/2017
Verified credit history - 786 credit score . Credit report shows no lates.; Verified employment history . ; Verified reserves - Verified assets after closing of $140,990.19 34.28 mos. Only 9 mos reserves are required.
											7/24/2017 - Exception re-reviewed and cleared. Fee selection was changed to reflect prepaid interest as disclosed in Section F compliance resubmitted . TRID 0078 Exception Cleared;	Approved	A	A	A	A	A
300477225	321036	07/20/2017	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	2017 P&L and Balance Sheet is required to confirm no losses. Missing 2017 P&L/Balance Sheet on coborrowers Sch C business.	08/29/2017
Verified credit history - 786 credit score . Credit report shows no lates.; Verified employment history . ; Verified reserves - Verified assets after closing of $140,990.19 34.28 mos. Only 9 mos reserves are required.
											8/23/2017 - Exception is cleared with the attached CPA emailed correspondence. CRED 0082 Exception Cleared;	Approved	A	A	A	A	A
300503490	323562	07/27/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence of delivery to borrower of the lenders privacy disclosure.	08/03/2017
Verified credit history - Oldest tradeline 3/1985, Middle credit score 816 with no history of delinquency reported.; Verified employment history. ; Low DTI - DTI 29.67% is below the program maximum of 40%.; Verified reserves - Post closing reserves $285,195.18 or 33 months PITI.
											7/31/2017 - Exception is cleared with the attached cover letter addressed to borrower with accompanying privacy disclosure and commitment letter. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300503490	323589	07/27/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing borrower accepted eDisclosure. Evidence of esign in file.	08/22/2017
Verified credit history - Oldest tradeline 3/1985, Middle credit score 816 with no history of delinquency reported.; Verified employment history. ; Low DTI - DTI 29.67% is below the program maximum of 40%.; Verified reserves - Post closing reserves $285,195.18 or 33 months PITI.
											7/31/2017 - Exception is cleared with the attached eSign Process Summary that reflects Borrower consented on 6/15/2017. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300503490	323594	07/27/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,625,000 is supported. No post closing CDA provided.	07/31/2017
Verified credit history - Oldest tradeline 3/1985, Middle credit score 816 with no history of delinquency reported.; Verified employment history. ; Low DTI - DTI 29.67% is below the program maximum of 40%.; Verified reserves - Post closing reserves $285,195.18 or 33 months PITI.

7/26/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,625,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300503490	323605	07/27/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing initial CD	08/22/2017
Verified credit history - Oldest tradeline 3/1985, Middle credit score 816 with no history of delinquency reported.; Verified employment history. ; Low DTI - DTI 29.67% is below the program maximum of 40%.; Verified reserves - Post closing reserves $285,195.18 or 33 months PITI.
											7/31/2017 - Exception is cleared with the attached copy of the initial CD with evidence of delivery to borrower. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300503490	323606	07/27/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	The creditor must document this communication to satisfy the requirements of 1026.25.	08/22/2017
Verified credit history - Oldest tradeline 3/1985, Middle credit score 816 with no history of delinquency reported.; Verified employment history. ; Low DTI - DTI 29.67% is below the program maximum of 40%.; Verified reserves - Post closing reserves $285,195.18 or 33 months PITI.
											8/21/2017 - Exception is cleared with documented intent to proceed date provided via stip presentment 7/31 and attached signed letter of explanation. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300537193	326929	08/09/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence of delivery to borrower of the lenders privacy disclosure	08/11/2017
Verified credit history - Middle credit scores 802 / 794 with no history of delinquency reported.; Low LTV/CLTV/HCLTV - 75% LTV / 75% CLTV is below the program maximim of 80% / 90%.; Verified reserves - Post closing reserves $143,367.16 or 39 months PITI.; Verified housing payment history.
											8/11/2017 - Exception is cleared with the attached cover letter addressed to borrower with corresponding privacy disclosure and commitment letter. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300537193	326930	08/09/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $830,000 is supported. No post closing CDA provided.	08/11/2017
Verified credit history - Middle credit scores 802 / 794 with no history of delinquency reported.; Low LTV/CLTV/HCLTV - 75% LTV / 75% CLTV is below the program maximim of 80% / 90%.; Verified reserves - Post closing reserves $143,367.16 or 39 months PITI.; Verified housing payment history.

8/11/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $830,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300537193	326950	08/09/2017	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing 2015/2016 IRS Transcripts	08/17/2017
Verified credit history - Middle credit scores 802 / 794 with no history of delinquency reported.; Low LTV/CLTV/HCLTV - 75% LTV / 75% CLTV is below the program maximim of 80% / 90%.; Verified reserves - Post closing reserves $143,367.16 or 39 months PITI.; Verified housing payment history.
											8/14/2017 - Exception is cleared with the attached 2015/2016 IRS Tax Transcripts. CRED 0091 Exception Cleared;	Approved	A	A	A	A	A
300564794	328975	08/16/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing documented loan approval date. 1008 provided is not dated.	08/21/2017
Verified credit history - Oldest tradeline 12/1998, Middle credit score 800 with no history of delinquency reported.; Verified housing payment history; Low DTI - DTI 34.71% is below the program maximum of 40%.; Verified reserves - Post closing reserves $157,069.23 OR 51 months PITIA.
											8/17/2017 - Exception is cleared with the attached screen print from the lenders LOS that reflects the documented loan approval date for subject transaction. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300564794	329018	08/16/2017	Compliance	Missing "Paid To" designee on Closing Disclosure (12 CFR 1026.38(f)(1-5))	TRID 0189	2	Acknowledged	Service providers listed for CD Section H HOA Transfer and Home Warranty Fees appear to be incorrect.
Verified credit history - Oldest tradeline 12/1998, Middle credit score 800 with no history of delinquency reported.; Verified housing payment history; Low DTI - DTI 34.71% is below the program maximum of 40%.; Verified reserves - Post closing reserves $157,069.23 OR 51 months PITIA.

8/24/2017 - Exception is cured with the attached signed letter of explanation. Re-disclosure, accompanying letter of explanation, with evidence of trackable delivery to borrower completed within 60 days of consummation was previously provided via stip presentment on 8/22. TRID 0089 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300564794	329030	08/16/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $539,000 is supported. No post closing CDA provided.	08/23/2017
Verified credit history - Oldest tradeline 12/1998, Middle credit score 800 with no history of delinquency reported.; Verified housing payment history; Low DTI - DTI 34.71% is below the program maximum of 40%.; Verified reserves - Post closing reserves $157,069.23 OR 51 months PITIA.

8/21/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $539,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300564794	329045	08/16/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing the Closing Protection Letter	08/21/2017
Verified credit history - Oldest tradeline 12/1998, Middle credit score 800 with no history of delinquency reported.; Verified housing payment history; Low DTI - DTI 34.71% is below the program maximum of 40%.; Verified reserves - Post closing reserves $157,069.23 OR 51 months PITIA.
											8/17/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300564794	329071	08/16/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence of delivery to borrower of the lenders privacy disclosure.	08/21/2017
Verified credit history - Oldest tradeline 12/1998, Middle credit score 800 with no history of delinquency reported.; Verified housing payment history; Low DTI - DTI 34.71% is below the program maximum of 40%.; Verified reserves - Post closing reserves $157,069.23 OR 51 months PITIA.
											8/17/2017 - Exception is cleared with the attached cover letter addressed to borrower with accompanying lenders privacy disclosure, and commitment letter. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300558321	329093	08/16/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing valid Change of Circumstance documents for re-disclosed Loan Estimates dated 7/12/2017 and 7/20/2017.	08/21/2017
Verified credit history - 797/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/2000.; Verified reserves - Post closing reserves of $81,237.19, 23 months of PITI reserves verified. ; Low DTI - Review DTI of 12.78% on fully documented file.
											8/17/2017 - Exception is cleared with the attached screen print from the lenders LOS that documents the change of circumstance reasons for the re-disclosed LEs. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300558321	329112	08/16/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $680,000 is supported (Value is taken from 1008, no origination appraisal provided in file). No post closing CDA provided.	08/23/2017
Verified credit history - 797/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/2000.; Verified reserves - Post closing reserves of $81,237.19, 23 months of PITI reserves verified. ; Low DTI - Review DTI of 12.78% on fully documented file.

8/21/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300558321	329113	08/16/2017	Property	Missing Appraiser License	APPR 0043	1	Closed	Missing origination appraisal. No appraisal license provided.	08/23/2017
Verified credit history - 797/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/2000.; Verified reserves - Post closing reserves of $81,237.19, 23 months of PITI reserves verified. ; Low DTI - Review DTI of 12.78% on fully documented file.
											8/17/2017 - Exception is cleared with the attached copy of the origination appraisal report that includes a copy of the appraisers license. APPR 0043 Exception Cleared;	Approved	A	A	A	A	A
300558321	329114	08/16/2017	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	Missing origination appraisal. Unable to confirm APN matches mortgage.	08/23/2017
Verified credit history - 797/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/2000.; Verified reserves - Post closing reserves of $81,237.19, 23 months of PITI reserves verified. ; Low DTI - Review DTI of 12.78% on fully documented file.
											8/17/2017 - Exception is cleared with the attached copy of the origination appraisal report. COLL 0002 Exception Cleared;	Approved	A	A	A	A	A
300558321	329116	08/16/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection Letter issued by title insurer provided in the file.	08/21/2017
Verified credit history - 797/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/2000.; Verified reserves - Post closing reserves of $81,237.19, 23 months of PITI reserves verified. ; Low DTI - Review DTI of 12.78% on fully documented file.
											8/17/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300558321	329127	08/16/2017	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	No origination appraisal report provided. Missing copy of additional appraisal inspection in addition to original appraisal report.	08/23/2017
Verified credit history - 797/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/2000.; Verified reserves - Post closing reserves of $81,237.19, 23 months of PITI reserves verified. ; Low DTI - Review DTI of 12.78% on fully documented file.
											8/21/2017 - Exception is cleared with the attached copy of the origination appraisal report. Final inspection report was previously provided via stip presentment on 8/17. APPR 0001 Exception Cleared;	Approved	A	A	A	A	A
300558321	329138	08/16/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed	Missing valid Change of Circumstance for increase in credit report fee and for addition of Inspection fee of $160 on Loan Estimate dated 7/20/2017.	08/21/2017
Verified credit history - 797/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/2000.; Verified reserves - Post closing reserves of $81,237.19, 23 months of PITI reserves verified. ; Low DTI - Review DTI of 12.78% on fully documented file.
											8/17/2017 - Exception is cleared with the attached Change of Circumstance forms for re-disclosed LEs. TRID 0195 Exception Cleared;	Approved	A	A	A	A	A
300558321	329147	08/16/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed	No Intent to Proceed provided in file. The creditor must document this communication to satisfy the requirements of 1026.25	08/21/2017
Verified credit history - 797/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/2000.; Verified reserves - Post closing reserves of $81,237.19, 23 months of PITI reserves verified. ; Low DTI - Review DTI of 12.78% on fully documented file.
											8/21/2017 - Exception is cleared with the attached screen print from the lenders LOS that documents the intent to proceed date. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300558321	329159	08/16/2017	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive Fraud report with all alerts satisfactorily addressed.	08/21/2017
Verified credit history - 797/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/2000.; Verified reserves - Post closing reserves of $81,237.19, 23 months of PITI reserves verified. ; Low DTI - Review DTI of 12.78% on fully documented file.
											8/17/2017 - Exception is cleared with the attached fraud report reflecting low risk borrower/property scores and variance cleared by lender. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300500984	331718	08/28/2017	Credit	Missing Final 1003 Application	APP 0001	1	Closed	Missing Final 1003/Application. Only initial 1003/Application provided.	08/30/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.
											8/29/2017 - Exception is cleared with the attached borrower executed final 1003/Application. APP 0001 Exception Cleared;	Approved	A	A	A	A	A
300500984	331721	08/28/2017	Compliance	Missing Mortgage/Deed of Trust	DEED 0001	1	Closed	Missing Mortgage / Deed of Trust	09/01/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.
											8/30/2017 - Exception is cleared with the attached copy of lenders recording instructions to settlement agent. Copy of the Mortgage was previously received on 8/9. DEED 0001 Exception Cleared;	Approved	A	A	A	A	A
300500984	331745	08/28/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing change of circumstance for interim issued LE.	08/30/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.
											8/29/2017 - Exception is cleared with the attached printouts that document the change of circumstance reason form the interim LE. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300500984	331747	08/28/2017	Credit	Sales Contract is not executed by all Parties	CRED 0106	1	Closed	Real Estate Contract is not executed by the Seller.	09/14/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.
											9/8/2017 - Exception is cleared with the attached seller initialed pg 12 of the contract. Counter offer provided in file is signed. CRED 0106 Exception Cleared;	Approved	A	A	A	A	A
300500984	331748	08/28/2017	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing Final CD executed at closing.	08/30/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.
											8/29/2017 - Exception is cleared with the attached copy of the borrower signed Final CD. HUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300500984	331749	08/28/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing copy of the sellers CD.	08/30/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.
											8/29/2017 - Exception is cleared with the attached copy of the Sellers CD. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300500984	331770	08/28/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $636,000 is supported. No post closing CDA provided.	08/30/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.

8/29/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $636,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300500984	331772	08/28/2017	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence of delivery to borrower of the origination appraisal report.	08/30/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.
											8/29/2017 - Exception is cleared with the attached cover letter that evidences delivery of the origination appraisal report to borrower. ECOA 0003 Exception Cleared;	Approved	A	A	A	A	A
300500984	331773	08/28/2017	Credit	Missing Subordinate Lien Holder Name	CRED 0053	1	Closed	Missing simultaneous second lien Note.	08/30/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.
											8/29/2017 - Exception is cleared with the attached copy of the executed second lien Note and Mortgage. CRED 0053 Exception Cleared;	Approved	A	A	A	A	A
300500984	331776	08/28/2017	Compliance	All title holders did not execute the Mortgage/DOT	DEED 0037	1	Closed	Missing executed Mortgage / DOT for subject transaction, thus unable to confirm.	08/30/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.
											8/29/2017 - Exception is cleared with the attached copy of the executed Mortgage. DEED 0037 Exception Cleared;	Approved	A	A	A	A	A
300500984	331816	08/28/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	2015/2016 1040s are not signed.	08/30/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.
											8/29/2017 - Exception is cleared with the attached signed 2015/2016 1040 signature pages. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300500984	331817	08/28/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	1) Missing escrow disclosure. 2) Missing copy of unexpired government issued ID OR documented ID information.	08/30/2017
Verified credit history - Oldest tradeline 09/1997, Middle credit scores 775/775 with no history of delinquency reported. Minimum credit score required 720.; Verified employment history.; Verified reserves - Post closing reserves $343,834.82 OR 96 months PITI.
											8/29/2017 - Exception is cleared with the attached copies of the borrowers unexpired government issued IDs and initial escrow disclosure. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300460364	311126	06/15/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence of delivery of the Home Loan Toolkit	06/22/2017
Verified reserves - Post closing reserves $182,080.71 or 49 months PITI. 9 months PITI required.; Low DTI - 16.34% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 796/819 with no history of delinquency reported.
											6/20/2017 - Exception is cleared with the attached cover letter addressed to borrower with list of application disclosures included for review and retention. TRID 0133 Exception Cleared;	Approved	A	A	A	A	A
300460364	311127	06/15/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $680,000 is supported. No post closing CDA provided.	06/19/2017
Verified reserves - Post closing reserves $182,080.71 or 49 months PITI. 9 months PITI required.; Low DTI - 16.34% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 796/819 with no history of delinquency reported.

6/16/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300460364	311181	06/15/2017	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing VOR for prior residence. Credit report mortgage rating for 20 months on departing residence.	06/28/2017
Verified reserves - Post closing reserves $182,080.71 or 49 months PITI. 9 months PITI required.; Low DTI - 16.34% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 796/819 with no history of delinquency reported.
											6/27/17 - Received 20 months on Credit Report plus four months documented payments (payment amount matches to credit report). CRED 0001 Exception Cleared.	Approved	A	A	A	A	A
300460364	311183	06/15/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed	Missing signed processor cert to support borrower signed acknowledgment that the initial LE was delivered to borrower on 5/11/2017 (pg 722).	06/22/2017
Verified reserves - Post closing reserves $182,080.71 or 49 months PITI. 9 months PITI required.; Low DTI - 16.34% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 796/819 with no history of delinquency reported.
											6/20/2017 - Exception is cleared with the attached signed processor certification. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300460364	311196	06/15/2017	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing service provider list.	06/19/2017
Verified reserves - Post closing reserves $182,080.71 or 49 months PITI. 9 months PITI required.; Low DTI - 16.34% DTI is below the program maximum of 43%.; Verified credit history - Oldest tradeline 10/1994, Middle credit scores 796/819 with no history of delinquency reported.
											6/19/2017 - Exception is cleared with the attached service provider list. COMP 0006 Exception Cleared;	Approved	A	A	A	A	A
300433415	311878	06/16/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence of delivery of the Home Loan Toolkit	06/26/2017
Low DTI - 27.63% DTI is below the program maximum of 43%; Verified credit history - Oldest tradeline 6/2000, Middle credit scores 805/795 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $70,751.64 or 23 months PITI.
											6/22/17 - Received lender cover letter dated within 3 days of application to confirm Home Loan toolkit was provided with initial disclosures. TRID 0133 Exception Cleared.	Approved	A	A	A	A	A
300433415	311881	06/16/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $560,000 is supported. No post closing CDA provided.	06/19/2017
Low DTI - 27.63% DTI is below the program maximum of 43%; Verified credit history - Oldest tradeline 6/2000, Middle credit scores 805/795 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $70,751.64 or 23 months PITI.
											6/19/2017 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300433415	311885	06/16/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter	06/22/2017
Low DTI - 27.63% DTI is below the program maximum of 43%; Verified credit history - Oldest tradeline 6/2000, Middle credit scores 805/795 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $70,751.64 or 23 months PITI.
											6/20/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300433415	311919	06/16/2017	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed	Homeowners Association form provided in file indicates property is subject to a $400/Yr assessment (pg 485). Assessment was not considered in qualifying. HOA liability is to be confirmed.	06/29/2017
Low DTI - 27.63% DTI is below the program maximum of 43%; Verified credit history - Oldest tradeline 6/2000, Middle credit scores 805/795 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $70,751.64 or 23 months PITI.
											6/28/17 - Received evidence of trackable delivery. Confirmed via online search delivery made on 6/29/17. CRED 0086 Exception Cleared.	Approved	A	A	A	A	A
300433415	311932	06/16/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	2	Acknowledged	A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate.
Low DTI - 27.63% DTI is below the program maximum of 43%; Verified credit history - Oldest tradeline 6/2000, Middle credit scores 805/795 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $70,751.64 or 23 months PITI.
											6/22/17 - Received lender attestation that initial LE and Intent to Proceed was delivered on same day. Override TRID 0044 to EV2 level due to immaterial issue.	Approved	B	B	B	B	B
300421796	313266	06/22/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed	Subject refinance is payoff of a Lender to Lender with no new funds advanced. Right to Cancel notice in file is completed on the H-8 form vs. H-9.	06/27/2017	Low DTI - Verified low DTI of 20.18%. Max allowed per guides is 43%; Verified reserves - $447,192.92 or over 54 months of PITI reserves, guides require minimum 12 months only.	6/26/17 - Received rebuttal: When no new funds are advanced, and lender was the previous Creditor, then the borrower does not have the right to rescind. Cleared.	Approved	A	A	A	A	A
300421796	313273	06/22/2017	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign disclosure to confirm they intended to receive documents via electronic method.	06/29/2017	Low DTI - Verified low DTI of 20.18%. Max allowed per guides is 43%; Verified reserves - $447,192.92 or over 54 months of PITI reserves, guides require minimum 12 months only.	6/28/17 - Lender stated date of when bwr viewed appears to be a typo and should be 5/23. Exception Cleared.	Approved	A	A	A	A	A
300421796	313284	06/22/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,350,000 is supported. No post closing CDA provided.	06/27/2017	Low DTI - Verified low DTI of 20.18%. Max allowed per guides is 43%; Verified reserves - $447,192.92 or over 54 months of PITI reserves, guides require minimum 12 months only.	6/26/17 - Received 3rd Party Desk Review that reflects original appraisal value of $1,350,000 is supported.	Approved	A	A	A	A	A
300471919	313035	06/21/2017	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Final CD date is deficient due to the following: 1) Real Estate Broker (S) NMLS ID is invalid 2) Real Estate Broker (B) and Real Estate Broker (S) e-mail addresses are missing.		Low DTI - Verified DTI of 29.81%. Max allowed per guides is 43%.; Verified employment history.
7/10/2017 - Exception is cured with the attached re-disclosure, accompanying letter of explanation, and evidence of trackable delivery completed within 60 days of consummation. TRID 0141 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300471919	313049	06/21/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Subject is a purchase transaction. Missing Home Loan Toolkit required for purchase transactions.	07/03/2017	Low DTI - Verified DTI of 29.81%. Max allowed per guides is 43%.; Verified employment history.	6/29/2017 - Exception is cleared with attached cover letter addressed to borrower that lists Home Loan Toolkit as being disclosed. TRID 0133 Exception Cleared;	Approved	A	A	A	A	A
300471919	313057	06/21/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $570,000 is supported. No post closing CDA provided.	06/26/2017	Low DTI - Verified DTI of 29.81%. Max allowed per guides is 43%.; Verified employment history.	6/26/17 - Received 3rd Party Desk Review that reflects original appraisal value of $570,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300471919	313386	06/22/2017	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign disclosure to confirm they intended to receive documents via electronic method.	07/03/2017	Low DTI - Verified DTI of 29.81%. Max allowed per guides is 43%.; Verified employment history.	7/3/2017 - The initial CD was wet signed by the borrowers at closing. TRID 0135 Exception Cleared;	Approved	A	A	A	A	A
300450836	313682	06/23/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	Right of Recession is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.		Verified reserves - Post closing reserves of $79,220.98 or 21 months of PITI. 9 months reserves required.	6/26/17 - Received lender rebuttal. Override to EV2 level, property in state of Arizona.	Approved	B	B	B	B	B
300450836	313694	06/23/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	06/28/2017	Verified reserves - Post closing reserves of $79,220.98 or 21 months of PITI. 9 months reserves required.	6/27/17 - Received Received 3rd Party Desk Review that reflects original appraisal value is supported.	Approved	A	A	A	A	A
300434431	314076	06/26/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,000,000 is supported. No post closing CDA provided.	06/28/2017
Low LTV/CLTV/HCLTV - 41.25% LTV/CLTV. 80% LTV/CLTV maximum allowed per guidelines. ; Low DTI - 29.44% DTI on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing reserves of $180,096.80 or 38 months of PITI reserves. 9 months reserves required.
											6/27/17 - Received 3rd Party Desk Review that reflects original appraisal value of $2,000,000 is supported.	Approved	A	A	A	A	A
300434431	314130	06/26/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	Right of Recession is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.
Low LTV/CLTV/HCLTV - 41.25% LTV/CLTV. 80% LTV/CLTV maximum allowed per guidelines. ; Low DTI - 29.44% DTI on fully documented file. 43% maximum DTI allowed. ; Verified reserves - Post closing reserves of $180,096.80 or 38 months of PITI reserves. 9 months reserves required.
											6/28/17 - H-9 form should be used; however, a majority of the circuit courts (1st, 4th, 6th and 11th) have found that the form H8 is sufficient. ROR 0011 Overridden to EV2 level.	Approved	B	B	B	B	B
300476353	315388	06/29/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	No evidence that borrower was provided with Toolkit.	07/31/2017
Verified credit history - Qualifying credit scores of 787/802. Minimum score of 720 required. No derogatory credit. Credit file dates back to 11/1998. ; Verified housing payment history. ; Verified reserves - Post closing reserves of $209,277.71, 62 months of PITI reserves were verified.
											7/6/2017 - Exception is cleared with the attached cover letter addressed to borrower that lists the Home Loan Toolkit as being attached. TRID 0133 Exception Cleared;	Approved	A	A	A	A	A
300476353	315404	06/29/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $600,000 is supported. No post closing CDA provided.	07/05/2017
Verified credit history - Qualifying credit scores of 787/802. Minimum score of 720 required. No derogatory credit. Credit file dates back to 11/1998. ; Verified housing payment history. ; Verified reserves - Post closing reserves of $209,277.71, 62 months of PITI reserves were verified.
											7/5/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $600,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300476353	315416	06/29/2017	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN on Appraisal does not match APN stated on Mortgage.	07/31/2017
Verified credit history - Qualifying credit scores of 787/802. Minimum score of 720 required. No derogatory credit. Credit file dates back to 11/1998. ; Verified housing payment history. ; Verified reserves - Post closing reserves of $209,277.71, 62 months of PITI reserves were verified.
											7/26/2017 - Received corrected appraisal. APN was corrected to match to the Appraisal Report / Mortgage. COLL 0002 Exception Cleared;	Approved	A	A	A	A	A
300476353	315469	06/29/2017	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Final 1003 lists Commercial Property as being owned by the borrower and is included as Asset, however, documentation in file evidences the sale of the non-subject property,	07/31/2017
Verified credit history - Qualifying credit scores of 787/802. Minimum score of 720 required. No derogatory credit. Credit file dates back to 11/1998. ; Verified housing payment history. ; Verified reserves - Post closing reserves of $209,277.71, 62 months of PITI reserves were verified.
											7/27/2017 - Exception is cleared with the attached borrower signed corrected 1003/Application. APP 0006 Exception Cleared;	Approved	A	A	A	A	A
300476353	315476	06/29/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	2	Acknowledged	Intent to proceed date 5/10/2017 is prior to the LE receipt date with US Mailbox Rule applied.
Verified credit history - Qualifying credit scores of 787/802. Minimum score of 720 required. No derogatory credit. Credit file dates back to 11/1998. ; Verified housing payment history. ; Verified reserves - Post closing reserves of $209,277.71, 62 months of PITI reserves were verified.
											7/18/2017 - Exception is overridden to EV2 - Pre-disclosure fee restriction. TRID 0044 Exception Overridden to EV2;	Approved	B	B	B	B	B
300476353	315500	06/30/2017	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing final, signed approval confirming approval at 90% LTV.	07/11/2017
Verified credit history - Qualifying credit scores of 787/802. Minimum score of 720 required. No derogatory credit. Credit file dates back to 11/1998. ; Verified housing payment history. ; Verified reserves - Post closing reserves of $209,277.71, 62 months of PITI reserves were verified.
											7/10/2017 - Exception is cleared with the attached underwriter signed and dated 1008. APRV 0010 Exception Cleared;	Approved	A	A	A	A	A
300470518	317261	07/08/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,100,000 is supported. No post closing CDA provided.	07/18/2017	Verified credit history - 793/772 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back 7/2/2004.	Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported. Value confirmed by CDA which is performed by licensed appraiser.	Approved	A	A	A	A	A
300470518	317277	07/09/2017	Credit	Insufficient verified reserves	CRED 0100	1	Closed	18 months of PITI reserves required for subject plus 6 months PITI reserves on departing primary.	07/21/2017	Verified credit history - 793/772 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back 7/2/2004.	Received borrower executed corrected 1003/application.	Approved	A	A	A	A	A
300461094	318909	07/12/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported. No post closing CDA provided.	07/18/2017
Verified reserves - Post closing reserves of $72,979.71, 19 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - DTI of 14.54% on fully documented file. 43% maximum DTI allowed.

7/14/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300461094	318913	07/12/2017	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of Hazard Insurance with minimum required coverage.	07/18/2017
Verified reserves - Post closing reserves of $72,979.71, 19 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - DTI of 14.54% on fully documented file. 43% maximum DTI allowed.
											7/13/2017 - Exception is cleared with the attached Evidence of Property Insurance. HAZ 0005 Exception Remains;	Approved	A	A	A	A	A
300476352	320416	07/18/2017	Compliance	Missing Legal Description on Mortgage/DOT	DEED 0021	1	Closed	Mortgage states Legal Description Attached. No attachment to Mortgage provided with Legal Description of property.	07/24/2017
Verified credit history - 793/808 qualifying credit scores. 720 minimum score required.; Verified housing payment history.; All property currently free and clear. ; Verified employment history; Verified reserves - Post closing reserves of $422,112.57, 123 months of PITI reserves.
											7/20/2017 - Exception is cleared with the attached copy of the complete recorded Mortgage. DEED 0021 Exception Cleared;	Approved	A	A	A	A	A
300476352	320429	07/18/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	No evidence that borrower was provided with Home Loan Toolkit.	07/31/2017
Verified credit history - 793/808 qualifying credit scores. 720 minimum score required.; Verified housing payment history.; All property currently free and clear. ; Verified employment history; Verified reserves - Post closing reserves of $422,112.57, 123 months of PITI reserves.
											7/25/2017 - Exception is cleared with the attached cover letter addressed to borrower that lists the Home Loan Toolkit as being enclosed. TRID 0133 Exception Cleared;	Approved	A	A	A	A	A
300476352	320432	07/18/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Borrower Intent To Proceed is greater than 10 business days from Initial Loan Estimate date.
Verified credit history - 793/808 qualifying credit scores. 720 minimum score required.; Verified housing payment history.; All property currently free and clear. ; Verified employment history; Verified reserves - Post closing reserves of $422,112.57, 123 months of PITI reserves.
											7/25/2017 - Exception is overridden to EV2 -Pre-disclosure Fee Restriction. TRID 0191 Exception Overridden to EV2;	Approved	B	B	B	B	B
300476352	320902	07/19/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $771,000 is supported. No post closing CDA provided.	07/21/2017
Verified credit history - 793/808 qualifying credit scores. 720 minimum score required.; Verified housing payment history.; All property currently free and clear. ; Verified employment history; Verified reserves - Post closing reserves of $422,112.57, 123 months of PITI reserves.
											Received 3rd Party Desk Review that reflects original appraisal value of $771,000 is supported. Value confirmed by CDA which is performed by licensed appraiser.	Approved	A	A	A	A	A
300422961	324399	07/31/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	Right of Recession is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.
Verified reserves - Post closing reserves of $114,783.27, 30.6 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 30.52% DTI on fully documented file. 43% maximum DTI allowed.
											8/2/2017 - Refinance is a Lender to Lender refinance and should be performed on the H-9 form. ROR 0011 Overridden to EV2;	Approved	B	B	B	B	B
300422961	324408	07/31/2017	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Per appraisal Land value ratio of 45% exceeds guidelines of 30%.	08/02/2017
Verified reserves - Post closing reserves of $114,783.27, 30.6 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 30.52% DTI on fully documented file. 43% maximum DTI allowed.
											8/2/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $830,000 is supported. APPR 0038 Exception Cleared.;	Approved	A	A	A	A	A
300422961	324409	07/31/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $830,000 is supported. No post closing CDA provided.	08/02/2017
Verified reserves - Post closing reserves of $114,783.27, 30.6 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 30.52% DTI on fully documented file. 43% maximum DTI allowed.

8/2/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $830,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
												Approved	A	A	A	A	A
300422961	324412	07/31/2017	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Per appraisal subject is newly constructed. Missing Certificate of Occupancy required for new construction.	08/11/2017
Verified reserves - Post closing reserves of $114,783.27, 30.6 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 30.52% DTI on fully documented file. 43% maximum DTI allowed.
											8/9/2017 - Exception is cleared with the attached Certificate of Occupancy. PROP 0012 Exception Cleared;	Approved	A	A	A	A	A
300422961	324455	08/01/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0045	1	Closed	No evidence that borrower provided an Intent to Proceed.	08/03/2017
Verified reserves - Post closing reserves of $114,783.27, 30.6 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 30.52% DTI on fully documented file. 43% maximum DTI allowed.
											8/2/2017 - Exception is cleared with the attached borrower signed intent to proceed form. TRID 0045 Exception Cleared;	Approved	A	A	A	A	A
300422961	325348	08/03/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed Date 6/14/2017 is outside of 10 general business days from Initial Loan Estimate
Verified reserves - Post closing reserves of $114,783.27, 30.6 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 30.52% DTI on fully documented file. 43% maximum DTI allowed.
											8/2/2017 - Exception overridden to EV2 - Pre-disclosure fee restriction. TRID 0191 Exception Overridden to EV2;	Approved	B	B	B	B	B
300558590	326415	08/08/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $785,000 is supported. No post closing CDA provided.	08/11/2017
Verified credit history - Oldest tradeline 10/1994, Middle credit scores 794/800. Minimum credit score required 700.; Verified housing payment history - Credit report reflects 47 months satisfactory mortgage rating on dearting residence.; Low DTI - Review calculated DTI 31.76% .;

8/10/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $785,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300558590	326426	08/08/2017	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed	Missing evidence that the existing Home Equity Line on departing residence was closed	08/18/2017
Verified credit history - Oldest tradeline 10/1994, Middle credit scores 794/800. Minimum credit score required 700.; Verified housing payment history - Credit report reflects 47 months satisfactory mortgage rating on dearting residence.; Low DTI - Review calculated DTI 31.76% .;
											8/15/2017 - Exception is cleared with the attached letter from creditor confirming account was paid in full and closed. CRED 0086 Exception Cleared;	Approved	A	A	A	A	A
300558590	326440	08/08/2017	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged	VVOE for B2 does not confirm 24 months employment history as required per Appendix Q.
Verified credit history - Oldest tradeline 10/1994, Middle credit scores 794/800. Minimum credit score required 700.; Verified housing payment history - Credit report reflects 47 months satisfactory mortgage rating on dearting residence.; Low DTI - Review calculated DTI 31.76% .;

8/9/2017 - Exception is overridden to EV2 with the attahed post-consummation dated verification of employment for B2s present employer, which is supported by two years W2s,  current paystub, and pre-consummation dated VOE that confirms the borrowers active employment status.
												Approved	B	B	B	B	B
300553992	327260	08/10/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing Change of Circumstance for interim LE.	08/18/2017
Verified credit history - Oldest tradeline 6/1/1996, Middle credit scores 783 / 796 with no history of delinquency reported. ; Verified employment history ; Verified reserves - Verified reserves $215,173.08 or 51 months PITI. 9 months reserves required.; Low DTI - 20.95% DTI .
											8/16/2017 - Exception is cleared with the attached COC for interim LE. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300553992	327268	08/10/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $740,000 is supported. No post closing CDA provided.	08/14/2017
Verified credit history - Oldest tradeline 6/1/1996, Middle credit scores 783 / 796 with no history of delinquency reported. ; Verified employment history ; Verified reserves - Verified reserves $215,173.08 or 51 months PITI. 9 months reserves required.; Low DTI - 20.95% DTI .

8/14/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $740,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300553992	327295	08/10/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed	Missing evidence of delivery to borrower of the intitial LE.	08/29/2017
Verified credit history - Oldest tradeline 6/1/1996, Middle credit scores 783 / 796 with no history of delinquency reported. ; Verified employment history ; Verified reserves - Verified reserves $215,173.08 or 51 months PITI. 9 months reserves required.; Low DTI - 20.95% DTI .
											8/29/2017 - Exception is cleared with the attached intent to proceed form. Signed processor cert was received 8/24. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300344150	329125	08/16/2017	Compliance	Missing revised LE after Change of Circumstance	TRID 0172	1	Closed	Missing interim LE	08/22/2017
Verified credit history - Oldest tradeline 4/1995, Middle credit scores 789/786 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $190,861.01 or 26 months PITI. 12 months reserves required.
											8/18/2017 - Exception is cleared with the attached copy of the interim LE. TRID 0172 Exception Cleared;	Approved	A	A	A	A	A
300344150	329143	08/16/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed date 7/21/2017 is outside of 10 general business days from Initial Loan Estimate date
Verified credit history - Oldest tradeline 4/1995, Middle credit scores 789/786 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $190,861.01 or 26 months PITI. 12 months reserves required.
											8/22/2017 - Exception is overridden to EV2 - Pre-disclosure Fee Restriction. TRID 0191 Exception Overridden to EV2;	Approved	B	B	B	B	B
300344150	329144	08/16/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,600,000 is supported. No post closing CDA provided.	09/19/2017
Verified credit history - Oldest tradeline 4/1995, Middle credit scores 789/786 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $190,861.01 or 26 months PITI. 12 months reserves required.

8/21/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,600,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300344150	329148	08/16/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing documentation to support qualifying property tax payment	08/29/2017
Verified credit history - Oldest tradeline 4/1995, Middle credit scores 789/786 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $190,861.01 or 26 months PITI. 12 months reserves required.
											8/23/2017 - "this is a multiplier used by (lender) locations in this area of AZ for setting up tax escrow accounts..." ** CRED 0103 Exception Cleared;	Approved	A	A	A	A	A
300344150	329160	08/16/2017	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing B1 VVOE completed within 10 days prior to the Note date	09/19/2017
Verified credit history - Oldest tradeline 4/1995, Middle credit scores 789/786 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $190,861.01 or 26 months PITI. 12 months reserves required.
											8/22/2017 - Exception is cleared with the attached VOE for B1 dated within 10 days prior to closing. CRED 0006 Exception Cleared;	Approved	A	A	A	A	A
300344150	329213	08/16/2017	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing letter of explanation for all credit inquiries performed in the past 120 days.	08/29/2017
Verified credit history - Oldest tradeline 4/1995, Middle credit scores 789/786 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $190,861.01 or 26 months PITI. 12 months reserves required.
											8/23/2017 - Exception is cleared with the attached signed processor cert that confirms all credit inquiries were pulled by lender. CRED 0104 Exception Cleared;	Approved	A	A	A	A	A
300344150	329214	08/16/2017	Compliance	CD Loan Calculations Section is Deficient	TRID 0142	1	Closed	Calculating Cash to Close reflects Closing Costs Paid Before Closing as a positive number.	08/23/2017
Verified credit history - Oldest tradeline 4/1995, Middle credit scores 789/786 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $190,861.01 or 26 months PITI. 12 months reserves required.
											8/22/2017 - Exception re-reviewed and cleared. Closing costs paid before closing was disclosed properly as positive number. TRID 0142 Exception Cleared;	Approved	A	A	A	A	A
300344150	330247	08/22/2017	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged	The Disclosed Projected Payments Table contains a value of (7203.43), while the Calculated Projected Payments Table has a value of (7293.50).
Verified credit history - Oldest tradeline 4/1995, Middle credit scores 789/786 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Post closing reserves $190,861.01 or 26 months PITI. 12 months reserves required.

9/12/2017 - Exception is cured with the attached re-disclosure, accompanying letter of explanation, and borrower executed Notice of Right to Cancel. ROR expiration date has passed with no evidence transaction was rescinded. 3 day US Mailbox Applied to CD. TRID 0092 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300552558	329909	08/21/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Lender Checklist confirms LE was provided by US Mail. No evidence that borrower received Loan Estimate prior to Intent to Proceed.
Verified credit history - 804 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Low DTI - 17.87% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

8/25/2017 - Exception is cured with the attached re-disclosure, accompanying letter of explanation, with courier shipment receipt to evidence delivery to borrower was completed within 60 days of consummation. Subject was for sale by owner. Seller CD confirms no sales commissions paid. TRID 0196 Exception Cleared;
												Approved	B	B	B	B	B
300552558	329929	08/21/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $766,000 is supported. No post closing CDA provided.	08/23/2017
Verified credit history - 804 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Low DTI - 17.87% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

8/23/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $766,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300552558	329954	08/21/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	2	Acknowledged	No Real Estate Commission stated on Final Closing Disclosure, Sellers Section.
Verified credit history - 804 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Low DTI - 17.87% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
											8/23/2017 - Exception overridden to EV2 - Pre-Disclosure Fee Restriction. TRID 0044 Exception Overridden to EV2;	Approved	B	B	B	B	B
300552558	329955	08/21/2017	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Credit Inquiry letter was unsigned by the borrower.	09/01/2017
Verified credit history - 804 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1994. ; Low DTI - 17.87% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
											8/25/2017 - Exception is cleared with the attached signed processor cert that confirms all credit inquiries were performed by lender for subject transaction. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300553993	330535	08/23/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $845,000 is supported. No post closing CDA provided.	09/19/2017
Verified credit history - Oldest tradeline 5/1984, Middle credit scores 804/794 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - DTI 36.79% is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 66.86% LTV is below the program maximum of 80%.

8/29/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $845,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300553993	330575	08/23/2017	Credit	Missing Letter of Explanation	CRED 0104	1	Closed	Missing letter of explanation to address B1s W2 income doubling from 2015 to 2016.	09/01/2017
Verified credit history - Oldest tradeline 5/1984, Middle credit scores 804/794 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - DTI 36.79% is below the program maximum of 43%.; Low LTV/CLTV/HCLTV - 66.86% LTV is below the program maximum of 80%.
											8/30/2017 - Exception is cleared with the attached borrower emailed letter of explanation.	Approved	A	A	A	A	A
300553990	332610	08/31/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,500,000 is supported. No post closing CDA provided.	09/01/2017
Verified housing payment history - Credit report confirms 69 months satisfactory mortgage rating departing residence mortgage.; Verified credit history - Oldest tradeline 2/1996, Middle credit scores 763 / 761 with no history of delinquency reported.; Low DTI - Review calculated DTI 25.88%.; Low LTV/CLTV/HCLTV - 73.53% LTV.

9/1/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,500,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300553990	332613	08/31/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	2	Acknowledged	Closing VVOE confirms the borrowers active employment status. Missing VOE confirming 24 months employment verification as required per lender guide.
Verified housing payment history - Credit report confirms 69 months satisfactory mortgage rating departing residence mortgage.; Verified credit history - Oldest tradeline 2/1996, Middle credit scores 763 / 761 with no history of delinquency reported.; Low DTI - Review calculated DTI 25.88%.; Low LTV/CLTV/HCLTV - 73.53% LTV.
											9/5/2017 - Exception is overridden to EV2 with the attached post-consummation dated VVOE that confirms 24+ months employment verification for B1 with present employer.	Approved	B	B	B	B	B
300309708	287611	03/07/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed	H8 Notice of Right to Cancel form was used for the lender to lender refinance (pg 530-531)	03/13/2017
Verified credit history - Oldest tradeline on file 2/1994, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 65.96% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $270,295.54 or 95 months PITI.
											3/13/2017 - Exception is cleared. Title commitment confirms that the lender did not originate the loan being refinanced. ROR 0011 Exception Cleared;	Approved	A	A	A	A	A
300309708	287622	03/07/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing investor ordered 3rd party appraisal analysis to reflect value of $780,000 is supported.	03/31/2017
Verified credit history - Oldest tradeline on file 2/1994, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 65.96% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $270,295.54 or 95 months PITI.
											3/10/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $780,000 is supported. APPR 0040 Exception Cleared;	Approved	A	A	A	A	A
300309708	287642	03/07/2017	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged	Missing verification of employment for prior employers to complete 24 months employment verification.
Verified credit history - Oldest tradeline on file 2/1994, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 65.96% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $270,295.54 or 95 months PITI.
											3/30/2017 - Exception is cleared with the attached 2015 W2 from prior employer. CRED 0007 Exception Overridden to EV2;	Approved	B	B	B	B	B
300309708	287686	03/07/2017	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing cancelled checks covering 11/2014 to 1/2015.	03/13/2017
Verified credit history - Oldest tradeline on file 2/1994, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 65.96% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $270,295.54 or 95 months PITI.
											3/13/2017 - Mortgage payment history provided in file confirms satisfactory mortgage rating thru 2/2017, thus completing 25 months housing verification. CRED 0001 Exception Cleared;	Approved	A	A	A	A	A
300309708	287689	03/07/2017	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	1	Closed	Missing evidence of delivery to borrower of the latest issued LE (pg 925). Waiting period requirement was not satisfied with mailbox rule applied.	03/10/2017
Verified credit history - Oldest tradeline on file 2/1994, Middle credit score 780 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 65.96% LTV is below the program maximum of 80%.; Verified reserves - Post closing reserves $270,295.54 or 95 months PITI.
											3/9/2017 - Exception is cleared with the attached disclosure tracking that evidences delivery of the latest issued LE to borrower on the issuance date. TRID 0023 Exception Cleared;	Approved	A	A	A	A	A
300228988	261366	10/25/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing final 1008 and documented approval.	06/29/2017	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/4/2016 - Received underwriter signed and dated 1008. APRV 0003 Exception Cleared.	Approved	A	A	A	A	A
300228988	261373	10/25/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	11/03/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/3/2016 - Received a copy of the recorded Mortgage for subject transaction. DEED 0049 Exception Cleared;	Approved	A	A	A	A	A
300228988	261399	10/25/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application.	11/03/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/1/2016 - Received copies of the borrower esigned Affiliated Business Disclosures. COMP 0010 Exception Cleared;	Approved	A	A	A	A	A
300228988	261405	10/25/2016	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	1	Closed	Intent to Proceed acknowledged by borrowers on 7/23/2016 and 7/25/2016 is not within 10 days of LE issue date.	12/20/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/7/2016 - Documented Intent to Proceed Date per attached disclosure tracking summary is 5/18/2016. TRID 0191 Exception Cleared;	Approved	A	A	A	A	A
300228988	261407	10/25/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,050,000 is supported.	11/29/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	10/28/2016 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300228988	261408	10/25/2016	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal does not document that subject is located in a PUD or discuss required HOA dues.	11/29/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/16/2016 - Received corrected Appraisal Report. APPR 0002 Exception Cleared;	Approved	A	A	A	A	A
300228988	261412	10/25/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing verification of HOA dues on subject.	11/11/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/8/2016 - Calculated payment based on the attached documentation, variance is non-material. CRED 0103 Exception Cleared;	Approved	A	A	A	A	A
300228988	261413	10/25/2016	Credit	Missing Employment doc (VVOE)	CRED 0006	2	Acknowledged	Missing 3rd party verification of borrowers business.		Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	3/2/2017 - Post-consummation dated Secretary of State searches satisfy Appendix Q requirements. CRED 0006 Exception Overridden to EV2;	Approved	B	B	B	B	B
300228988	261416	10/25/2016	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	1) Missing verification that EMD funds of $50,000 has cleared the borrower's accounts. 2) Missing HUD from sale of prior primary to confirm receipt of funds required for closing.	11/16/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/7/2016 - Received a copy of the check issued by / to the title company for sales proceeds of prior residence to credit towards subject transaction escrow account. CRED 0016 Exception Cleared.;	Approved	A	A	A	A	A
300228988	261418	10/25/2016	Compliance	Appraisal Dated prior to Intent to Proceed Date	TRID 0192	1	Closed	Appraisal cannot be ordered until borrower Intent to Proceed is acknowledged.	11/15/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/14/2016 - Included is the Disclosure Tracking Summary that documents the intent to proceed date on 5/18/2016. TRID 0192 Exception Cleared;	Approved	A	A	A	A	A
300228988	261419	10/25/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing 2016 YTD P&L and Balance Sheet for business co-owned by borrower and coborrower.	02/23/2017	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	2/22/2017 - Attached YTD P&L and Sheet dated within 60 days of closing . CRED 0082 Exception Cleared	Approved	A	A	A	A	A
300228988	261420	10/25/2016	Credit	Insufficient verified reserves	CRED 0100	1	Closed	Cash to close and reserve requirements are not satisfied with exclusion of the 401K assets.	11/16/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/15/2016 - Minimum reserve requirements are satisfied with the inclusion of 401K vested assets. CRED 0100 Exception Cleared;	Approved	A	A	A	A	A
300228988	261421	10/25/2016	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing Change of Circumstance for addition of Mortgage Insurance on interim Loan Estimate.	12/20/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/18/2016 - Included is a copy of the change of circumstance form for the interim LE. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300228988	261422	10/25/2016	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged	Loan Estimate and Closing Disclosure list Estimated Taxes, Insurance and Assessments with the Other box checked. No detail provided for Other Expenses.		Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/3/2016 - Post-close corrective CD issued with corresponding letter of explanation was delivered to the borrower within 60 calendar days of consummation. TRID 0144 Exception Overridden to EV2.	Approved	B	B	B	B	B
300228988	261424	10/25/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing evidence that borrower was provided with copy of final	12/20/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/1/2016 - Received a copy of the final CD with disclosure tracking to evidence that the final CD was received electronically on the same day of issuance. TRID 0008 Exception Cleared.;	Approved	A	A	A	A	A
300228988	261426	10/25/2016	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	1	Closed	Missing evidence of receipt of the last LE	12/20/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/1/2016 - Date of receipt captured and compliance resubmitted. TRID 0023 Exception Cleared;	Approved	A	A	A	A	A
300228988	261427	10/25/2016	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing final Closing Disclosure/HUD for sale of borrowers prior primary.	11/08/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/7/2016 - Amount of sales proceeds paid to borrower matches to the amount due to seller that is listed on the Sellers CD. HUD 0011 Exception Cleared;	Approved	A	A	A	A	A
300228988	261428	10/26/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	11/03/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/1/2016 - Received fraud report. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300228988	261429	10/26/2016	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed	Missing documentation of updated child support amount.	11/29/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/29/2016 - Exception re-reviewed. Separation agreement in file was used to document the monthly child support liability. CRED 0097 Exception Cleared	Approved	A	A	A	A	A
300228988	261453	10/26/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Per borrowers final 1003 lender excluded account. No documentation to confirm this was paid prior to closing.	01/05/2017	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	1/3/2017 - Received a copy of the corrected Final 1003 / Application. CRED 0093 Exception Cleared;	Approved	A	A	A	A	A
300228988	263263	11/07/2016	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed	Review Calculated DTI 37.91%, variance exceeds 2% tolerance.	12/02/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	12/1/2016 - Variance is within 2% tolerance CRED 0004 Exception Cleared	Approved	A	A	A	A	A
300228988	266896	11/29/2016	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing lender ordered CDA to support original appraised value of $1,050,000.	11/29/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	11/29/2016 - Value confirmed by CDA. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300228988	266921	11/29/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Declaration section should be corrected to match to the documentation provided in file.	12/22/2016	Verified housing payment history - Borrower has 186 months of current and prior mortgage history paid 0x30. ; Verified employment history - Borrower has been on current job for x years.	12/21/2016 - DTI variance remains within 2% tolerance with the increase in liabilities. APP 0006 Exception Cleared;	Approved	A	A	A	A	A
300432196	302199	05/15/2017	Compliance	NMLS IDs do not match	NMLS 0011	2	Acknowledged	LO name and NMLS ID listed on the Note/Mtg/Final 1003 (pg 4, 15) does not match to the LO name and NLMS ID disclosed on the CD (pg 67).
Verified credit history - Oldest tradeline 3/1976, Middle credit scores 786/801 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $110,779.43 or 18 months PITI. 9 months reserves required. All reserve requirements satisfied.

5/19/2017 - Exception is cured to EV2 with the attached letter of explanation, re-disclosed CD, and evidence of trackable delivery to borrower completed within 60 days of consummation. NMLS 0011 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300432196	302203	05/15/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required investor ordered 3rd party appraisal analysis to reflect value of $1,800,000 is supported. No post closing CDA provided.	05/19/2017
Verified credit history - Oldest tradeline 3/1976, Middle credit scores 786/801 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $110,779.43 or 18 months PITI. 9 months reserves required. All reserve requirements satisfied.

5/18/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,800,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300432196	302259	05/15/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing Written VOE for B1 Schedule C Business.	05/30/2017
Verified credit history - Oldest tradeline 3/1976, Middle credit scores 786/801 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $110,779.43 or 18 months PITI. 9 months reserves required. All reserve requirements satisfied.
											5/30/2017 - Exception is cleared with the attached CPA letter for B1s Schedule C self-employment business dated within 30 days prior to closing.	Approved	A	A	A	A	A
300432196	302290	05/15/2017	Credit	Unacceptable transaction type	CRED 0044	1	Closed	Missing Written VOE for B1.	06/01/2017
Verified credit history - Oldest tradeline 3/1976, Middle credit scores 786/801 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $110,779.43 or 18 months PITI. 9 months reserves required. All reserve requirements satisfied.

6/1/2017 - Received investors acknowledgment of the cash-out refinance on second home. Loan is to be reviewed under second home loan program parameters, which is satisfied. CRED 0044 Exception Cleared;
												Approved	A	A	A	A	A
300432196	302292	05/15/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing Written VOE for B2.	05/18/2017
Verified credit history - Oldest tradeline 3/1976, Middle credit scores 786/801 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $110,779.43 or 18 months PITI. 9 months reserves required. All reserve requirements satisfied.
											5/16/2017 - Received initial CD and disclosure tracking. Waiting period requirement satisfied with the attached initial closing disclosure. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300432196	302293	05/15/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed	Missing evidence of receipt of the initial LE (pg 89). Intent to Proceed (pg 88) was wet signed by the borrower on the LE issuance date.	05/18/2017
Verified credit history - Oldest tradeline 3/1976, Middle credit scores 786/801 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $110,779.43 or 18 months PITI. 9 months reserves required. All reserve requirements satisfied.
											5/16/2017 - Exception is cleared with the attached disclosure tracking that evidences electronic delivery to borrower on the LE issuance date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300432196	302294	05/15/2017	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	1	Closed	Missing evidence of receipt of the latest issued LE (pg 69). Waiting period requirement is not satisfied with the US Mailbox Rule applied.	05/18/2017
Verified credit history - Oldest tradeline 3/1976, Middle credit scores 786/801 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $110,779.43 or 18 months PITI. 9 months reserves required. All reserve requirements satisfied.
											5/16/2017 - Exception is cleared with the attached disclosure tracking that evidences electronic delivery to borrower of the latest issued LE on the issuance date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300432196	302307	05/15/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged
Missing signed 4506T forms for B1s self-employment business.
Missing tax transcripts reflecting "No Record of Return".
Missing application for extension to file 2016 1040.
 1040/1065 Tax Returns are not signed.

Verified credit history - Oldest tradeline 3/1976, Middle credit scores 786/801 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $110,779.43 or 18 months PITI. 9 months reserves required. All reserve requirements satisfied.
											6/13/2017 - Received tax transcripts reflecting "No Record of Return" for 2016 individual return and B1s self-employment business. Documents are post-consummation dated, thus override to EV2.	Approved	B	B	B	B	B
300432196	303248	05/18/2017	Compliance	Cannot Reconcile LE / CD Versioning	TRID 0137	2	Acknowledged	Lender must utilize the same form for all disclosures.
Verified credit history - Oldest tradeline 3/1976, Middle credit scores 786/801 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $110,779.43 or 18 months PITI. 9 months reserves required. All reserve requirements satisfied.
											6/1/2017 - Exception re-reviewed. Per section 38 (d)(2), use of incorrect form carries no actual damages. TRID 0137 Exception Overridden to EV2;	Approved	B	B	B	B	B
300349979	304424	05/23/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure. Initial 1003 and Disclosures in file have been E-signed by the borrowers.	09/26/2017	Low LTV/CLTV/HCLTV - 51.08% LTV/CLTV. 65% maximum LTV allowed. ; Low DTI - Review DTI of 27.69% on fully documented file. 43% maximum DTI allowed.	5/24/2017 - Exception is cleared with the attached disclosure tracking that evidences borrower consented to esign. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300349979	304428	05/23/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,500,000 is supported. No post closing CDA provided.	06/01/2017	Low LTV/CLTV/HCLTV - 51.08% LTV/CLTV. 65% maximum LTV allowed. ; Low DTI - Review DTI of 27.69% on fully documented file. 43% maximum DTI allowed.
5/31/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,500,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300349979	304447	05/23/2017	Credit	Missing Schedule of Real Estate Owned	APP 0005	1	Closed	REO Schedule (pg 12) on final 1003 is not complete. Complete property address for subject non-subject property was not stated on REO schedule.	05/25/2017	Low LTV/CLTV/HCLTV - 51.08% LTV/CLTV. 65% maximum LTV allowed. ; Low DTI - Review DTI of 27.69% on fully documented file. 43% maximum DTI allowed.	5/24/2017 - Exception is cleared with the attached 1003/Application that lists the property address, Street Number, Name, and City of subject property in the REO section.	Approved	A	A	A	A	A
300349979	304453	05/23/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing Change of Circumstance for Loan Estimate dated 3/16/2017 reflecting increase loan amount and increased charge for points.	06/05/2017	Low LTV/CLTV/HCLTV - 51.08% LTV/CLTV. 65% maximum LTV allowed. ; Low DTI - Review DTI of 27.69% on fully documented file. 43% maximum DTI allowed.	5/24/2017 - Exception is cleared with the attached COC to correspond with the latest issue LE. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300349979	304486	05/24/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed	Right of Recession (pg 817) is on H8 form. Refinance is a Lender to Lender refinance, Cash Out and should be performed on the H-9 form.	06/12/2017	Low LTV/CLTV/HCLTV - 51.08% LTV/CLTV. 65% maximum LTV allowed. ; Low DTI - Review DTI of 27.69% on fully documented file. 43% maximum DTI allowed.	6/12/2017 - ROR 0011 Exception Cleared as ROR expiration date has passed with no evidence transaction was rescinded (Stip 6/5 and 6/7). ROR 0011 Exception Cleared.;	Approved	A	A	A	A	A
300349979	304493	05/24/2017	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Missing URLA Supplement detailing breakdown of Alimony and Child support amounts owed by the borrower.	05/25/2017	Low LTV/CLTV/HCLTV - 51.08% LTV/CLTV. 65% maximum LTV allowed. ; Low DTI - Review DTI of 27.69% on fully documented file. 43% maximum DTI allowed.	5/25/2017 - Exception is cleared with the attached complete copy of the signed final / 1003 Application, which includes continuation sheet for alimony and child support liabilities.	Approved	A	A	A	A	A
300349979	304512	05/24/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed	Missing evidence of delivery of the Initial CD (pg 261)	06/05/2017	Low LTV/CLTV/HCLTV - 51.08% LTV/CLTV. 65% maximum LTV allowed. ; Low DTI - Review DTI of 27.69% on fully documented file. 43% maximum DTI allowed.	6/2/2017 - Exception is cleared with the attached disclosure tracking that evidences delivery to borrower of the initial CD on the issuance date. TRID 0009 Exception Cleared;	Approved	A	A	A	A	A
300375899	306817	06/02/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD (pg 77) does not disclose seller paid real estate commissions.		Verified reserves - Post closing reserves $165,440.46 or 32 months PITIA. 9 months reserves required.; Verified employment history - WVOE (pg 435, 440) confirms B1s employment with present employer.
6/6/2017 - Exception is overridden to EV2 with the attached re-disclosure and accompanying letter of explanation with evidence of delivery completed within 60 days of consummation. TRID 0196 Exception Cleared;
												Approved	B	B	B	B	B
300375899	306821	06/02/2017	Credit	Missing Condo Project Approval	COND 0001	1	Closed	Missing COOP project approval	06/06/2017	Verified reserves - Post closing reserves $165,440.46 or 32 months PITIA. 9 months reserves required.; Verified employment history - WVOE (pg 435, 440) confirms B1s employment with present employer.	6/5/2017 - Exception is cleared with the attached Coop Approval. COND 0001 Exception Cleared;	Approved	A	A	A	A	A
300375899	306822	06/02/2017	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed	Missing most recent audited financial statements including footnotes and proposed Operating Budget for the upcoming fiscal year.	06/06/2017	Verified reserves - Post closing reserves $165,440.46 or 32 months PITIA. 9 months reserves required.; Verified employment history - WVOE (pg 435, 440) confirms B1s employment with present employer.	6/5/2017 - Exception is cleared with the attached 2017 Budget and 2015/2016 Financial Statements. COND 0002 Exception Cleared;	Approved	A	A	A	A	A
300375899	306825	06/02/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing investor ordered 3rd party appraisal analysis to reflect value of $999,000 is supported. No post closing CDA provided.	06/08/2017	Verified reserves - Post closing reserves $165,440.46 or 32 months PITIA. 9 months reserves required.; Verified employment history - WVOE (pg 435, 440) confirms B1s employment with present employer.	6/7/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $999,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300375899	306866	06/02/2017	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Final 1003 Declaration Section indicates down payment was borrowed (pg 87). Gift fund letters provided in file (pg 524). Discrepancy to be addressed.	06/14/2017	Verified reserves - Post closing reserves $165,440.46 or 32 months PITIA. 9 months reserves required.; Verified employment history - WVOE (pg 435, 440) confirms B1s employment with present employer.	6/9/2017 - Received borrower signed corrected 1003/Application. APP 0006 Exception Cleared;	Approved	A	A	A	A	A
300434434	307900	06/07/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing Seller CD	06/13/2017
Verified credit history - Oldest tradeline 9/1999, Middle credit score 790/788 with no delinquency reported since 8/2011. Minimum credit score required is 720.; Verified reserves - Post closing reserves 63,653.39 or 15 months PITI. 9 months reserves required.
											6/8/17 - Received copy of executed Seller CD. TRID 0193 Exception Cleared.	Approved	A	A	A	A	A
300434434	307901	06/07/2017	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	1	Closed	Missing borrower signed Affiliated Business Arrangement Disclosure Statement. ABD provided is not signed (pg 531)	06/13/2017
Verified credit history - Oldest tradeline 9/1999, Middle credit score 790/788 with no delinquency reported since 8/2011. Minimum credit score required is 720.; Verified reserves - Post closing reserves 63,653.39 or 15 months PITI. 9 months reserves required.
											6/8/17 - Received e-Signed ABA disclosure. COMP 0036 Exception Cleared.	Approved	A	A	A	A	A
300434434	307904	06/07/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing borrower accepted eDisclosure.	06/13/2017
Verified credit history - Oldest tradeline 9/1999, Middle credit score 790/788 with no delinquency reported since 8/2011. Minimum credit score required is 720.; Verified reserves - Post closing reserves 63,653.39 or 15 months PITI. 9 months reserves required.
											6/8/2017 - Received lender LOS Event Log to confirm borrower consented to e-Delivery method. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300434434	307905	06/07/2017	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing borrower accepted eDisclosure. Evidence of esign in file.	06/13/2017
Verified credit history - Oldest tradeline 9/1999, Middle credit score 790/788 with no delinquency reported since 8/2011. Minimum credit score required is 720.; Verified reserves - Post closing reserves 63,653.39 or 15 months PITI. 9 months reserves required.
											6/8/2017 - Received lender LOS Event Log to confirm borrower consented to e-Delivery method. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300434434	307906	06/07/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required investor ordered 3rd party appraisal analysis to reflect value of $800,000 is supported. No post closing CDA provided.	06/08/2017
Verified credit history - Oldest tradeline 9/1999, Middle credit score 790/788 with no delinquency reported since 8/2011. Minimum credit score required is 720.; Verified reserves - Post closing reserves 63,653.39 or 15 months PITI. 9 months reserves required.
											6/8/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $800,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300434434	307933	06/07/2017	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	TRID 0009	1	Closed	Missing evidence of delivery of the Initial CD. Waiting period requirement is not satisfied with US Mailbox Rule applied.	06/13/2017
Verified credit history - Oldest tradeline 9/1999, Middle credit score 790/788 with no delinquency reported since 8/2011. Minimum credit score required is 720.; Verified reserves - Post closing reserves 63,653.39 or 15 months PITI. 9 months reserves required.
											6/8/2017 - Received processor cert stating initial CD was acknowledged by bwrs on 5/19/17. Attached is LOS Event Log history to confirm bwrs viewed document on 5/19/17. TRID 0009 Exception Cleared.	Approved	A	A	A	A	A
300434434	307934	06/07/2017	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed	The disclosed finance charge ($543,925.00) is ($1,564.51) below the actual finance charge($545,489.51).	06/13/2017
Verified credit history - Oldest tradeline 9/1999, Middle credit score 790/788 with no delinquency reported since 8/2011. Minimum credit score required is 720.; Verified reserves - Post closing reserves 63,653.39 or 15 months PITI. 9 months reserves required.
											6/8/2017 - Received Itemization of Settlement Charges to confirm the fees included in the Lender credit included the settlement fee of $1700. TRID 0088 Exception Cleared.	Approved	A	A	A	A	A
300434434	307935	06/07/2017	Compliance	Document Intent to Proceed with the Transaction	TRID 0045	1	Closed	Missing intent to proceed.	06/13/2017
Verified credit history - Oldest tradeline 9/1999, Middle credit score 790/788 with no delinquency reported since 8/2011. Minimum credit score required is 720.; Verified reserves - Post closing reserves 63,653.39 or 15 months PITI. 9 months reserves required.
											6/8/2017 - Received lender LOS Event Log to confirm borrower consented to e-Delivery method and Intent to Proceed. TRID 0045 Exception Cleared.	Approved	A	A	A	A	A
300434434	307939	06/07/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing VOE dated within 10 days prior to closing.	06/13/2017
Verified credit history - Oldest tradeline 9/1999, Middle credit score 790/788 with no delinquency reported since 8/2011. Minimum credit score required is 720.; Verified reserves - Post closing reserves 63,653.39 or 15 months PITI. 9 months reserves required.
											6/8/17 - Received VVOE dated within 10 days of closing. CRED 0007 Exception Cleared.	Approved	A	A	A	A	A
300434434	308059	06/07/2017	Credit	Guideline Exception(s)	GIDE 0001	2	Acknowledged	Lender CDA Value $735,000 / Appraisal Value $800,000, variance exceeds 5%. LTV 80% calculated using the sales price $750,000. LTV exceeds program maximum of 70% with CDA value considered.
Verified credit history - Oldest tradeline 9/1999, Middle credit score 790/788 with no delinquency reported since 8/2011. Minimum credit score required is 720.; Verified reserves - Post closing reserves 63,653.39 or 15 months PITI. 9 months reserves required.
											Client: 6/14/17 - Received client email notification acknowledging the guideline exception for the LTV. GIDE 0001 Overridden to EV2 level.	Approved	B	B	B	B	B
300455491	309239	06/12/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required investor ordered 3rd party appraisal analysis to reflect value of $550,500 is supported. No post closing CDA provided.	06/14/2017	Verified credit history - Oldest tradeline 7/1/2004, Middle credit scores 789/791 with no history of delinquency reported. Minimum credit score required 720.	6/14/2017 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;	Approved	A	A	A	A	A
300455491	309241	06/12/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter	06/14/2017	Verified credit history - Oldest tradeline 7/1/2004, Middle credit scores 789/791 with no history of delinquency reported. Minimum credit score required 720.	6/13/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300455491	309246	06/12/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Missing documentation to support qualifying property tax payment of $684.44/mo.	06/22/2017	Verified credit history - Oldest tradeline 7/1/2004, Middle credit scores 789/791 with no history of delinquency reported. Minimum credit score required 720.	6/20/2017 - Exception is cleared with attached documentation to support lenders property tax payment calc that was provided via stip presentment on 6/15. CRED 0103 Exception Cleared;	Approved	A	A	A	A	A
300455491	309265	06/12/2017	Credit	Loan DTI exceeds 43%	QMATR 0002	1	Closed	Review Calculated DTI 43.85% exceeds 43%. Variance due to RE Income Calc	06/26/2017	Verified credit history - Oldest tradeline 7/1/2004, Middle credit scores 789/791 with no history of delinquency reported. Minimum credit score required 720.	6/23/17 - Received a copy of Grant Deed reflecting ownership effective via deed transfer in 06/2016. QMATR 0002 Exception Cleared.	Approved	A	A	A	A	A
300455491	309353	06/12/2017	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	1	Closed	Missing current signed lease agreement for non-subject rental property (pg 437).	06/22/2017	Verified credit history - Oldest tradeline 7/1/2004, Middle credit scores 789/791 with no history of delinquency reported. Minimum credit score required 720.	6/21/2017 - Exception is cleared with the attached signed lease agreement. LEAS 0001 Exception Cleared;	Approved	A	A	A	A	A
300455491	309354	06/12/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	1) Missing 4506T forms signed at application 2) Missing 2015 1040. Tax return must be signed. 3) 2016 1040 is not signed (pg 480)	06/19/2017	Verified credit history - Oldest tradeline 7/1/2004, Middle credit scores 789/791 with no history of delinquency reported. Minimum credit score required 720.	6/19/2017 - Exception re-reviewed. 4506T forms signed at application were provided via stip presentment on 6/14. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300455491	309381	06/12/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing documentation to source large deposit posted to checking account on 3/20/2017 (pg 542).	06/26/2017	Verified credit history - Oldest tradeline 7/1/2004, Middle credit scores 789/791 with no history of delinquency reported. Minimum credit score required 720.	6/23/17 - Received LOX and copy of bank statement in B2 name not previously verified or on 1003 to source deposit in question. CRED 0083 Exception Cleared.	Approved	A	A	A	A	A
300455491	309392	06/12/2017	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed	Missing initial CD OR evidence of delivery of the final CD was delivered prior to closing.	06/22/2017	Verified credit history - Oldest tradeline 7/1/2004, Middle credit scores 789/791 with no history of delinquency reported. Minimum credit score required 720.	6/20/2017 - Attached copy of the final CD reflects print date of 5/22. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300455491	309394	06/12/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed	Missing evidence of delivery of the initial LE.	06/22/2017	Verified credit history - Oldest tradeline 7/1/2004, Middle credit scores 789/791 with no history of delinquency reported. Minimum credit score required 720.	6/13/2017 - Exception is cleared with the attached disclosure tracking that evidences delivery of the initial LE to borrower on the issuance date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300455491	309395	06/12/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	2	Acknowledged	Missing coc for increase to Appraisal Fee $430 (pg 70) to $595 (pg 59).		Verified credit history - Oldest tradeline 7/1/2004, Middle credit scores 789/791 with no history of delinquency reported. Minimum credit score required 720.	6/21/2017 - Exception is overridden to EV2 with the attached courier receipt to document delivery to borrower of the corrective CD within 60 days of consummation.	Approved	B	B	B	B	B
300470507	312338	06/19/2017	Credit	Missing Loan Approval Date	APRV 0003	2	Acknowledged	No signed loan approval or 1008 in file with Loan Program. Unable to determine approval date and approving underwriter.
Verified reserves - Post closing reserves of $65,339.15 or 14 months of verified PITI remain when 9 months reserves required. ;  Additional 2 units in subject 3-unit property are rented per Leases in file and were not used in qualifying.
											6/21/2017 - Exception overridden to EV2 with attached loan commitment documenting loan approval date. 1008 is post-consummation dated, thus override to EV2. APRV 0003 Exception Overridden to EV2;	Approved	B	B	B	B	B
300470507	312356	06/19/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,090,000 is supported. No post closing CDA provided.	06/21/2017
Verified reserves - Post closing reserves of $65,339.15 or 14 months of verified PITI remain when 9 months reserves required. ;  Additional 2 units in subject 3-unit property are rented per Leases in file and were not used in qualifying.
											6/21/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,090,000 is supported.	Approved	A	A	A	A	A
300470507	312442	06/20/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Hazard coverage of $567,000 is insufficient to meet the lower of Note amount ($775,900) or cost to rebuild per appraisal of $647,900.	06/22/2017
Verified reserves - Post closing reserves of $65,339.15 or 14 months of verified PITI remain when 9 months reserves required. ;  Additional 2 units in subject 3-unit property are rented per Leases in file and were not used in qualifying.
											6/21/2017 - Exception is cleared with cost estimator that confirms coverage is sufficient to cover lesser replacement cost value of $470,542.88.	Approved	A	A	A	A	A
300470507	312490	06/20/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed	Right of Recession is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.	06/29/2017
Verified reserves - Post closing reserves of $65,339.15 or 14 months of verified PITI remain when 9 months reserves required. ;  Additional 2 units in subject 3-unit property are rented per Leases in file and were not used in qualifying.
											6/28/17 - Received evidence that re-opened rescission period has lapsed.	Approved	A	A	A	A	A
300441797	312428	06/20/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD does not disclose the seller paid real estate commissions
Verified credit history - Oldest tradeline 7/1998, Middle credit scores 747/778 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - Review calculated DTI 39.50% is below the program maximum of 43%.
											6/22/17 - Received PC CD reflecting RE Commissions paid by seller, LOX and proof of trackable delivery confirming delivery made.	Approved	B	B	B	B	B
300441797	312441	06/20/2017	Compliance	Missing Evidence of Initial Disclosure(s)	TRID 0187	1	Closed	Disclosure tracking evidences initial and revised CD were issued and received on the same day. Only one CD provided (Timestamp 12:45PM pg 625). Missing the second disclosure.	06/22/2017
Verified credit history - Oldest tradeline 7/1998, Middle credit scores 747/778 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - Review calculated DTI 39.50% is below the program maximum of 43%.
											6/21/2017 - Exception is cleared with provided interim CD.	Approved	A	A	A	A	A
300441797	312455	06/20/2017	Credit	Missing Second Lien Note	NOTE 0005	1	Closed	Missing simultaneous second lien Note / Mortgage.	06/26/2017
Verified credit history - Oldest tradeline 7/1998, Middle credit scores 747/778 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - Review calculated DTI 39.50% is below the program maximum of 43%.
											6/23/17 - Received copy of executed 2nd lien Note / Mortgage.	Approved	A	A	A	A	A
300441797	312462	06/20/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required investor ordered 3rd party appraisal analysis to reflect value of $2,300,000 is supported. No post closing CDA provided.	06/22/2017
Verified credit history - Oldest tradeline 7/1998, Middle credit scores 747/778 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - Review calculated DTI 39.50% is below the program maximum of 43%.
											6/22/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $2,300,000 is supported.	Approved	A	A	A	A	A
300441797	312476	06/20/2017	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	2	Acknowledged	Missing documentation to support Coop Maintenance Fee used in qualifying for departing residence(pg 390-Coop Letter). Missing documentation to confirm property tax payment for non-subject property
Verified credit history - Oldest tradeline 7/1998, Middle credit scores 747/778 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - Review calculated DTI 39.50% is below the program maximum of 43%.

6/28/17 - Received a post-consummation dated property record search for item #2. Post-consummation dated document is in support of documentation in file used to qualify, thus override CRED 0096 to EV2 level.
												Approved	B	B	B	B	B
300441797	312504	06/20/2017	Property	Missing Required Second Appraisal	APPR 0004	1	Closed	Missing second appraisal and corresponding appraisal review. Borrower was charged for a second appraisal and appraisal review.	06/26/2017
Verified credit history - Oldest tradeline 7/1998, Middle credit scores 747/778 with no history of delinquency reported. Minimum credit score required 720.; Low DTI - Review calculated DTI 39.50% is below the program maximum of 43%.
											6/22/17 - Received LOX and CD (pre-close) reflecting a $950 cure given ($750 for the appraisal and $200 for Vendor Mgmt fee).	Approved	A	A	A	A	A
300553210	317524	07/10/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 7) is not signed or dated. Unable to determine loan approval date and approving underwriter.	07/18/2017	Verified credit history - 804 qualifying credit score. 740 minimum score required. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 68.212%. 80% maximum allowed per guidelines.	7/12/2017 - Exception is cleared with the attached signed Underwriting Conditional Approval. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300553210	317573	07/10/2017	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date.	07/18/2017	Verified credit history - 804 qualifying credit score. 740 minimum score required. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 68.212%. 80% maximum allowed per guidelines.	7/12/2017 - Exception is cleared with the attached signed attestation from the lender stating that there are no affiliated businesses to disclose. COMP 0010 Exception Cleared;	Approved	A	A	A	A	A
300553210	317575	07/10/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	No evidence provide that borrower received Home Loan Toolkit.	07/18/2017	Verified credit history - 804 qualifying credit score. 740 minimum score required. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 68.212%. 80% maximum allowed per guidelines.	7/12/2017 - Exception is cleared with the attached disclosure tracking. TRID 0133 Exception Cleared;	Approved	A	A	A	A	A
300553210	317576	07/10/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	07/18/2017	Verified credit history - 804 qualifying credit score. 740 minimum score required. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 68.212%. 80% maximum allowed per guidelines.	7/11/2017 - Exception is cleared with the attached borrower accepted eDisclosure agreement. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300553210	317582	07/10/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $759,000 is supported. No post closing CDA provided.	07/18/2017	Verified credit history - 804 qualifying credit score. 740 minimum score required. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 68.212%. 80% maximum allowed per guidelines.	7/14/2017 - Received 3rd Party Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300553210	317585	07/10/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection Letter from title insurance provider.	07/18/2017	Verified credit history - 804 qualifying credit score. 740 minimum score required. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 68.212%. 80% maximum allowed per guidelines.	7/11/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300553210	317595	07/10/2017	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing comprehensive Fraud report with all alerts satisfactorily addressed.	08/01/2017	Verified credit history - 804 qualifying credit score. 740 minimum score required. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 68.212%. 80% maximum allowed per guidelines.	7/31/2017 - Exception cleared with the attached NMLS search. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300553210	317602	07/10/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Funds for closing are from sale of prior residence. Final Closing Statement/Seller Closing Disclosure to confirm proceeds from sale and confirmation of payoff of mortgage.	07/18/2017	Verified credit history - 804 qualifying credit score. 740 minimum score required. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 68.212%. 80% maximum allowed per guidelines.	7/12/2017 - Exception is cleared with the attached Final Combined Closing Statement. HUD 0011 Exception Cleared;	Approved	A	A	A	A	A
300553210	324611	08/01/2017	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing lender ordered third party desk review.	08/01/2017	Verified credit history - 804 qualifying credit score. 740 minimum score required. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 68.212%. 80% maximum allowed per guidelines.	7/7/2017 - Received lender ordered appraisal review. PROP 0014 Exception Cleared;	Approved	A	A	A	A	A
300553240	321082	07/20/2017	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing fully executed Sales Agreement.	07/28/2017
Low DTI - 31.18% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified credit history - 763/755 qualifying credit scores. 740 minimum score required. No material derogatory credit.  Credit file dates back to 11/1999.
											7/25/2017- Exception is cleared with the attached executed purchase agreement. HUD 0014 Exception Cleared;	Approved	A	A	A	A	A
300553240	321083	07/20/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing copy of Seller Closing Disclosure.	07/28/2017
Low DTI - 31.18% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified credit history - 763/755 qualifying credit scores. 740 minimum score required. No material derogatory credit.  Credit file dates back to 11/1999.
											7/25/2017- Exception is cleared with the attached seller CD. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300553240	321087	07/20/2017	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	08/01/2017
Low DTI - 31.18% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified credit history - 763/755 qualifying credit scores. 740 minimum score required. No material derogatory credit.  Credit file dates back to 11/1999.
											7/28/2017 - Exception is cleared with the attached lender signed attestation that states the lender does not have any affiliated business relationships to disclose.	Approved	A	A	A	A	A
300553240	321091	07/20/2017	Compliance	Missing Intent to Proceed	TRID 0130	1	Closed	Evidence of Intent to Proceed was not provided in the file. TRID review in incomplete.	08/01/2017
Low DTI - 31.18% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified credit history - 763/755 qualifying credit scores. 740 minimum score required. No material derogatory credit.  Credit file dates back to 11/1999.
											7/24/2017 - Exception is cleared with the attached borrower signed intent to proceed form. TRID 0130 Exception Cleared;	Approved	A	A	A	A	A
300553240	321092	07/20/2017	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Home loan toolkit was not provided in the file.	08/01/2017
Low DTI - 31.18% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified credit history - 763/755 qualifying credit scores. 740 minimum score required. No material derogatory credit.  Credit file dates back to 11/1999.
											7/31/2017 - Exception is cleared with the attached disclosure tracking that evidences delivery of the Home Loan Toolkit to Borrower. TRID 0133 Exception Cleared;	Approved	A	A	A	A	A
300553240	321093	07/20/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	08/01/2017
Low DTI - 31.18% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified credit history - 763/755 qualifying credit scores. 740 minimum score required. No material derogatory credit.  Credit file dates back to 11/1999.
											7/24/2017 - Exception is cleared with the attached borrower accepted edisclosures. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300553240	321131	07/20/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $590,000 is supported. No post closing CDA provided.	07/21/2017
Low DTI - 31.18% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified credit history - 763/755 qualifying credit scores. 740 minimum score required. No material derogatory credit.  Credit file dates back to 11/1999.
											Received 3rd Party Desk Review that reflects original appraisal value of $590,000 is supported. Value confirmed by CDA which is performed by licensed appraiser.	Approved	A	A	A	A	A
300553240	321260	07/20/2017	Credit	Fraud Alert on Credit Report not addressed	CR 0004	1	Closed	Fraud report reflects Loan Officer has an expired NMLS ID. Missing evidence that Loan Officer had Active NMLS ID at the time of loan application.	08/01/2017
Low DTI - 31.18% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified credit history - 763/755 qualifying credit scores. 740 minimum score required. No material derogatory credit.  Credit file dates back to 11/1999.
											7/28/2017 - Exception cleared with the NMLS search (stip 7/26) that confirms the mortgage loan officers NMLS ID is active through 2017.	Approved	A	A	A	A	A
300553240	321430	07/21/2017	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	Missing Rate Lock document or evidence of initial rate lock date.	07/28/2017
Low DTI - 31.18% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified credit history - 763/755 qualifying credit scores. 740 minimum score required. No material derogatory credit.  Credit file dates back to 11/1999.
											7/24/2017 - Exception is cleared with the attached lock confirmation. COMP 0029 Exception Cleared;	Approved	A	A	A	A	A
300553240	321431	07/21/2017	Credit	Power of Attorney is Incomplete	POA 0010	1	Closed	Power of Attorney does not include the Legal Description shown to be Attached as Exhibit A to POA.	08/03/2017
Low DTI - 31.18% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified credit history - 763/755 qualifying credit scores. 740 minimum score required. No material derogatory credit.  Credit file dates back to 11/1999.
											8/2/2017 - Exception is cleared with the attached Power Attorney with accompanying Exhibit "A". POA 0010 Exception Cleared;	Approved	A	A	A	A	A